Victory Pioneer Multi-Asset Income Fund Expense Example - Victory Pioneer Multi-Asset Income Fund	Jul. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 309
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	683
Expense Example, with Redemption, 10 Years	1,248
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,911
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	$ 819